UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AlliedSignal Inc.
Address:        P. O. Box 1219
Street:         101 Columbia Road
                Morristown, New Jersey 07962

Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of AlliedSignal Inc.
Phone: (973) 455-5681

Signature, Place, and Date of Signing:

/s/ Edward T. Tokar   Morris Township, New Jersey    November 9, 1999
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

                    Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:   $358,497
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number       Name
1.              28-7176                 Allied Capital Management LLC

                                         Form 13F
                                    SEPTEMBER 30, 1999
                     NAME OF REPORTING MANAGER: ALLIEDSIGNAL INC.

                                                VALUE   SHRS/    SH/  PUT  INVSTMN          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS       CUSIP    (x$1000) PRN AMT  PRN  CAL  DSCRTN  MANAGER  SOLE  SHARE NONE
--------------   --------------      --------  -------  -------  ---  ---  ------- ------- -----  ----- ----

XL CAP LTD CL A      CL A            G9825510       66    1463    SH   N/A  DEFINED    1      1463
AT&T CORP.           COM             001957109    4946  113700    SH   N/A  DEFINED    1    113700
AETNA INC.           COM             008117103    6403  130000    SH   N/A  DEFINED    1    130000
AMER GEN CORP.       COM             026351106    8317  131500    SH   N/A  DEFINED    1    131500
AMER GREETINGS CORP. CL A            026375105      49    1900    SH   N/A  DEFINED    1      1900
AMER MGMT SYS INC.   COM             027352103    5821  226900    SH   N/A  DEFINED    1    226900
AMER PWR CONVER.     COM             029066107    3895  205000    SH   N/A  DEFINED    1    205000
APOGEE ENTERPRISES   COM             037598109       1     100    SH   N/A  DEFINED    1       100
BALL CORP.           COM             058498106    6460  146600    SH   N/A  DEFINED    1    146600
BANK N.Y. CO INC.    COM             064057102     127    3800    SH   N/A  DEFINED    1      3800
BARD C R INC.        COM             067383109    9648  205000    SH   N/A  DEFINED    1    205000
BELL ATLANTIC CORP.  COM             077853109      74    1100    SH   N/A  DEFINED    1      1100
BERGEN BRUNSWIG     CL A             083739102      42    4000    SH   N/A  DEFINED    1      4000
CIGNA CORP.          COM             125509109      62     800    SH   N/A  DEFINED    1       800
CARLISLE COMPANIES   COM             142339100      55    1400    SH   N/A  DEFINED    1      1400
CENTRAL NEWSPAPERS   CL A            154647101      85    1900    SH   N/A  DEFINED    1      1900
CITIGROUP INC.       COM             172967101   10010  227500    SH   N/A  DEFINED    1     22750
COOPER IND INC.      COM             216669101      61    1300    SH   N/A  DEFINED    1      1300
CORDANT TECH. INC.   COM             218412104    6112  200800    SH   N/A  DEFINED    1    200800
DAYTON-HUDSON CORP.  COM             239753106    9166  152600    SH   N/A  DEFINED    1    152600
DELUXE CORP.         COM             248019101      75    2200    SH   N/A  DEFINED    1      2200
DEXTER CORP.         COM             252165105      90    2400    SH   N/A  DEFINED    1      2400
DILLARDS INC.        CL A            254067101    5895  290200    SH   N/A  DEFINED    1     29020
DONNELLEY R R & SONS COM             257867101    7837  271400    SH   N/A  DEFINED    1    271400
ECI TELECOM LTD.     ORD             268258100    7011  284000    SH   N/A  DEFINED    1    284000
E G & G INC.         COM             268457108     151    3800    SH   N/A  DEFINED    1      3800
ENGELHARD CORP.      COM             292845104      73    4000    SH   N/A  DEFINED    1      4000
ETHAN ALLEN INTER.   COM             297602104    6041  189900    SH   N/A  DEFINED    1    189900
FORTUNE BRANDS INC.  COM             349631101    8798  272800    SH   N/A  DEFINED    1    272800
GATX CORP.           COM             361448103      68    2200    SH   N/A  DEFINED    1      2200
GTE CORP.            COM             362320103      69     900    SH   N/A  DEFINED    1       900
GENESIS HLTH         COM             371912106     184   77519    SH   N/A  DEFINED    1     77519
GOODRICH B F CO.     COM             382388106    6168  212700    SH   N/A  DEFINED    1    212700
GRACE W R & CO.      COM             38388F108    6442  393400    SH   N/A  DEFINED    1    393400
HEWLETT PACKARD CO.  COM             428236103    8712   96000    SH   N/A  DEFINED    1     96000
HONEYWELL INC.       COM             438506107    8348   75000    SH   N/A  DEFINED    1     75000
HOUSEHOLD INTL INC.  COM             441815107    8037  200300    SH   N/A  DEFINED    1    200300
IMATION CORP.        COM             45245A107    5298  170900    SH   N/A  DEFINED    1    170900
INGERSOLL RAND CO.   COM             456866102    7021  127800    SH   N/A  DEFINED    1    127800
IVAX CORP.           COM             465823102    6437  390100    SH   N/A  DEFINED    1    390100
JOHNSON CTL INC.     COM             478366107      99    1500    SH   N/A  DEFINED    1      1500
LAZY BOY INC.        COM             505336107      92    4800    SH   N/A  DEFINED    1      4800
LAMSON & SESSIONS    COM             513696104     104   20000    SH   N/A  DEFINED    1     20000
LEAR CORP.           COM             521865105    6383  181400    SH   N/A  DEFINED    1     18140
MALLINCKRODT INC.    COM             561232109    2904   96200    SH   N/A  DEFINED    1     96200
MARSH & MC LENNAN    COM             571748102    9008  131500    SH   N/A  DEFINED    1    131500
MAY DEPT STORES CO.  COM             577778103      66    1800    SH   N/A  DEFINED    1      1800
MODIS PROF. SERV.    COM             607830106    4477  337900    SH   N/A  DEFINED    1    337900
NEWBRIDGE NETWORKS   COM             650901101    6563  251800    SH   N/A  DEFINED    1    251800
NORTH FORK BANCORP.  COM             659424105    6121  313900    SH   N/A  DEFINED    1    313900
OFFICE MAX INC.      COM             67622M108     571   98200    SH   N/A  DEFINED    1     98200
PALL CORP.           COM             696429307   10453  450800    SH   N/A  DEFINED    1    450800
PHILIP MORRIS CO     COM             718154107    6554  191700    SH   N/A  DEFINED    1    191700
QUIDEL CORP.         COM WT EXP4/02  74838J119       0     150    SH   N/A  DEFINED    1       150
RADIAN GROUP INC.    COM             750236101    7570  176300    SH   N/A  DEFINED    1    176300
READERS DIGEST ASSN  CL A NON VTG.   755267101    5914  202200    SH   N/A  DEFINED    1    202200
SHAW INDS INC.       COM             820286102    7123  448700    SH   N/A  DEFINED    1    448700
SOUTHWEST AIRLS CO.  COM             844741108    2622  172612    SH   N/A  DEFINED    1    172612
SPRINGS IND INC.     CL A            851783100      68    2000    SH   N/A  DEFINED    1      2000
SUIZA FOODS CORP.    COM             865077101    8985  239600    SH   N/A  DEFINED    1    239600
SUN MICROSYSTEMS     COM             866810104    7626   82000    SH   N/A  DEFINED    1     82000
SUPER VALU INC.      COM             868536103    7230  327700    SH   N/A  DEFINED    1    327700
SYBASE INC.          COM             871130100    3857  326500    SH   N/A  DEFINED    1    326500
SYMANTEC CORP.       COM             871503108   10104  280900    SH   N/A  DEFINED    1    280900
TEGAL CORP.          COM             879008100    1176  404689    SH   N/A  DEFINED    1    404689
TELEFLEX INC.        COM             879369106    5545  140600    SH   N/A  DEFINED    1    140600
TYCO INTL LTD NEW    COM             902124106   11874  115000    SH   N/A  DEFINED    1    115000
UST INC.             COM             902911106      82    2700    SH   N/A  DEFINED    1      2700
ULTRAMAR DMND SHAMRK COM             904000106    9981  391400    SH   N/A  DEFINED    1    391400
UNION PAC CORP.      COM             907818108    8819  183500    SH   N/A  DEFINED    1    183500
UNISYS CORP.         COM             909214108   12301  272600    SH   N/A  DEFINED    1    272600
UNVL STAIN. & ALLOY  COM             913837100     113   22500    SH   N/A  DEFINED    1     22500
VERDANT BRANDS INC.  COM             923366207      50   15997    SH   N/A  DEFINED    1     15997
WARNER LAMBERT CO.   COM             934488107    8961  135000    SH   N/A  DEFINED    1    135000
WASHINGTON MUT INC.  COM             939322103    5710  195200    SH   N/A  DEFINED    1    195200
WELLPOINT HELTH NTWK CL A            94973H108    8561  150200    SH   N/A  DEFINED    1    150200
YORK INTL CORP.      COM             986670107    6681  185900    SH   N/A  DEFINED    1    185900

REPORT SUMMARY 77 DATA RECORDS                   358497  1 OTHER MANAGER MANAGER ON WHOSE BEHALF
                                                                 REPORT IS FILED